Convertible Notes and Note Payable (Details) - Schedule of accrued interest and fair value remeasurement - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
SoundHound, Inc. [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Remeasurement of conversion feature – gain/(loss)	$ (592)	$ (1,150)